Supplemental Balance Sheet Information - Receivables (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Total Receivables, net
Trade receivables, net of allowance for credit losses	$ 866.9	$ 494.9	$ 453.0
Vendor rebate receivables	79.2	61.9	51.0
Receivables, net of allowance for credit losses	$ 946.1	$ 556.8	$ 504.0